Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined federal and provincial rate	27.00%	27.00%
Deferred tax assets	$ 15,500	$ 0
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,242,600	$ 1,110,600